Loans and Borrowings (Details)	6 Months Ended		12 Months Ended
	Jun. 30, 2026 USD ($)	Jun. 30, 2026 SGD ($)	Dec. 31, 2025 SGD ($)
Loans and Borrowings [Line Items]
Interest expenses	$ 16,801	$ 21,743	$ 55,329
Minimum [Member]
Loans and Borrowings [Line Items]
Effective interest rate	2.75%	2.75%	2.75%
Maximum [Member]
Loans and Borrowings [Line Items]
Effective interest rate	8.80%	8.80%	8.80%